UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                Investment Company Act file number     811-09939
                                                  ---------------------

                     Advantage Advisers Stratigos Fund, LLC
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             Steven Felsenthal, Esq.
                             Schulte, Roth and Zabel
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
               --------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4225
                                                           --------------

                   Date of fiscal year end: December 31, 2003
                                           -------------------

                     Date of reporting period: June 30, 2003
                                              ---------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                    ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.
                        (FORMERLY STRATIGOS FUND, L.L.C.)

                              FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2003

                                   (UNAUDITED)

                    ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.

                              FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2003

                                   (UNAUDITED)


                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital......................    1
Statement of Operations....................................................    2
Statement of Changes in Members' Capital - Net Assets......................    3
Notes to Financial Statements..............................................    4
Schedule of Portfolio Investments..........................................   12
Schedule of Securities Sold, Not Yet Purchased.............................   15
Results of Special Meeting of Members......................................   16

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003
ASSETS                                                              (UNAUDITED)

Investment in securities, at market (cost - $13,327)                 $ 16,766
Receivable for investment securities sold                                 253
Prepaid assets                                                             16
                                                                    ----------
        TOTAL ASSETS                                                   17,035
                                                                    ----------

LIABILITIES

Securities sold, not yet purchased, at market (proceeds - $1,810)       1,354
Loan payable                                                              528
Withdrawals payable                                                       470
Dividends payable on securities sold, not yet purchased                     7
Interest payable                                                            4
Administration fee payable                                                 28
Accrued expenses                                                           42
                                                                    ----------
        TOTAL LIABILITIES                                               2,433
                                                                    ----------

              NET ASSETS                                             $ 14,602
                                                                    ==========

MEMBERS' CAPITAL - NET ASSETS

Represented by:
Net capital contributions                                            $ 10,814
Net unrealized appreciation on investments                              3,788
                                                                    ----------

        MEMBERS' CAPITAL - NET ASSETS                                $ 14,602
                                                                    ==========

The accompanying notes are integral part of these financial statements.
                                      -1-

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.

STATEMENT OF OPERATIONS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                SIX MONTHS ENDED
                                                                  JUNE 30, 2003
                                                                   (UNAUDITED)
INVESTMENT INCOME
    Dividends, net withholding tax of $2                             $    16
    Interest                                                               1
                                                                    ---------
                                                                          17
                                                                    ---------

EXPENSES
        Administration fees                                               60
        Accounting and investor servicing fees                            48
        Professional fees                                                 45
        Board of Managers' fees and expenses                              17
        Dividends on securities sold, not yet purchased                   16
        Custodian fees                                                    13
        Interest expense                                                  12
        Prime broker fees                                                  7
        Insurance Expense                                                  1
        Miscellaneous                                                      8
                                                                    ---------
           TOTAL EXPENSES                                                227
                                                                    ---------

           NET INVESTMENT LOSS                                          (210)
                                                                    ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    REALIZED GAIN ON INVESTMENTS:
        Investment securities                                            274
                                                                    ---------

           NET REALIZED GAIN ON INVESTMENTS                              274

    NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS               3,721
                                                                    ---------

           NET REALIZED AND  UNREALIZED GAIN ON INVESTMENTS            3,995
                                                                    ---------

           INCREASE IN MEMBERS' CAPITAL DERIVED FROM
               INVESTMENT ACTIVITIES                                 $ 3,785
                                                                    =========

The accompanying notes are integral part of these financial statements.
                                      -2-

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.

STATEMENT OF CHANGES IN MEMBER'S CAPITAL - NET ASSETS (IN THOUSANDS) (UNAUDITED)
---------------------------------------------------------------------------------------------------------------

                                                                 SPECIAL
                                                                 ADVISORY
                                                                  MEMBER           MEMBERS              TOTAL
                                                                ----------        ----------         ----------

MEMBERS' CAPITAL, DECEMBER 31, 2001                              $      -          $ 10,685           $ 10,685

FROM INVESTMENT ACTIVITIES
          Net investment loss                                           -              (381)              (381)
          Net realized loss on investments                              -            (5,488)            (5,488)
          Net change in unrealized appreciation on
                 investments                                            -             2,062              2,062
                                                                ----------        ----------         ----------
          DECREASE IN MEMBERS' CAPITAL
               DERIVED FROM INVESTMENT ACTIVITIES                       -            (3,807)            (3,807)

MEMBERS' CAPITAL TRANSACTIONS
          Capital contributions                                         -               250                250
          Capital withdrawals                                           -            (1,434)            (1,434)
                                                                ----------        ----------         ----------
          DECREASE IN MEMBERS' CAPITAL
               DERIVED FROM CAPITAL TRANSACTIONS                        -            (1,184)            (1,184)

MEMBERS' CAPITAL, DECEMBER 31, 2002                              $      -          $  5,694           $  5,694
                                                                ==========        ==========         ==========
FROM INVESTMENT ACTIVITIES
          Net investment loss                                           -              (210)              (210)
          Net realized gain on investments                              -               274                274
          Net change in unrealized appreciation on
                 investments                                            -             3,721              3,721
                                                                ----------        ----------         ----------
          INCREASE IN MEMBERS' CAPITAL
               DERIVED FROM INVESTMENT ACTIVITIES                       -             3,785              3,785

MEMBERS' CAPITAL TRANSACTIONS
          Capital contributions                                         -             5,593              5,593
          Capital withdrawals                                           -              (470)              (470)
                                                                ----------        ----------         ----------
          INCREASE IN MEMBERS' CAPITAL
               DERIVED FROM CAPITAL TRANSACTIONS                        -             5,123              5,123

MEMBERS' CAPITAL, JUNE 30, 2003                                  $      -          $ 14,602           $ 14,602
                                                                ==========        ==========         ==========

The accompanying notes are integral part of these financial statements.
                                      -3-

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

1.    ORGANIZATION


      Advantage Advisers Stratigos Fund, L.L.C. (formerly Stratigos Fund, L.L.C.) (the "Company") was organized as a limited liability company under the laws of Delaware on April 14, 2000. The Company is registered under the Investment Company Act of 1940, as amended, (the "Act") as a closed-end, non-diversified management investment company. The Company's term is perpetual unless the Company is otherwise terminated under the terms of the Limited Liability Company Agreement dated as of June 5, 2003. The Company's investment objective is to achieve maximum capital appreciation. It pursues this objective by actively investing in a portfolio consisting primarily of equity securities of technology companies and of companies which derive a major portion of their revenue directly or indirectly from technological events and advances. The Company's portfolio of securities in the technology area is expected to include long and short positions primarily in equity securities of U.S. and non-U.S. companies. Equity securities include common and preferred stock and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.

      Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company ("Board of Managers"). There are six members of the Board of Managers and an investment adviser. The Company's investment adviser is Advantage Advisers Management, L.L.C. a Delaware limited liability company (the "Adviser"), a subsidiary of Oppenheimer Asset Management, Inc. and an affiliate of Fahnestock & Co. Inc.("Fahnestock"). The Adviser is responsible for managing the Company's investment activities pursuant to an investment advisory agreement dated June 5, 2003. Oppenheimer Asset Management, Inc. ("OAM") is the managing member and controlling person of the Adviser. Effective January 1, 2002, Takis Sparaggis assumed the position of Managing Director of Alkeon Capital Management, L.L.C. ("Alkeon"), a new investment advisory firm. Subject to the oversight of the Adviser, Mr. Sparaggis serves as portfolio manager of the Company, and Alkeon was admitted as a non-managing member of the Adviser. Fahnestock is a minority joint venture partner in Alkeon.

      On December 10, 2002, Canadian Imperial Bank of Commerce, CIBC World Markets Corp. ("CIBC WM"), Fahnestock and Fahnestock Viner Holdings Inc. ("FVH") announced that Fahnestock and FVH had agreed to acquire the U.S. brokerage and asset management business of CIBC WM, including the Adviser. The acquisition of the U.S. brokerage business closed on January 3, 2003. Consummation of the acquisition of the Adviser constituted an assignment of the Company's then existing investment advisory agreement. The Board of Managers of the Company approved a new investment advisory agreement between the Company and the Adviser at a meeting held on January 24, 2003 and the Members approved the new investment advisory agreement at a special meeting of Members held on April 30, 2003. The acquisition by Fahnestock and FVH of CIBC WM's U.S. asset management business was completed on June 4, 2003.

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.

--------------------------------------------------------------------------------

1.    ORGANIZATION (CONTINUED)

      The acceptance of initial and additional capital contributions from Members is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in their complete and exclusive discretion. The Adviser expects that, generally, it will recommend to the Board of Managers that the Company offer to repurchase interests from Members twice each year, each June 30 and December 31.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

      A.  REVENUE RECOGNITION

      Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis, net of applicable withholding taxes. Interest income and expenses are recorded on the accrual basis.

      B.  PORTFOLIO VALUATION

      The Company's securities are valued in accordance with policies adopted by the Board of Managers, which are summarized below.

      Domestic exchange traded or NASDAQ listed equity securities will be valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold, not yet purchased, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold, not yet purchased) as reported by such exchange. Listed options will be valued at their bid prices (or asked prices in the case of listed options sold, not yet purchased) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.

--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      B.  PORTFOLIO VALUATION (CONTINUED)

      Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units, or consultation with brokers and dealers in such securities. The Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

      All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

      C. CASH EQUIVALENTS

      The Company treats all highly-liquid financial instruments that mature within three months as cash equivalents.

      D. INCOME TAXES

      No provision for the payment of Federal, state or local income taxes on the profits of the Company has been made. The Members are individually liable for the income taxes on their share of the Company's income.

      The Company reclassified ($381,229) and $(5,487,937) from accumulated net investment loss and accumulated net realized gain on investments, respectively, to net capital contributions during the year ended December 31, 2002. This reclassification is a result of permanent book to tax differences to reflect as an adjustment to net capital contributed the amounts of taxable income or loss that have been allocated to the Company's Members and had no effect on net assets.

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.

--------------------------------------------------------------------------------

3.    ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

      Fahnestock provides certain administrative services to the Company including, among other things, providing office space and other support services. In exchange for such services, the Company pays Fahnestock a monthly administration fee of 0.08333%% (1.00% on an annualized basis) of the Company's net assets determined as of the beginning of the month.

      During the six months ended June 30, 2003, CIBC WM and Fahnestock earned $600 and $1,441, respectively, as brokerage commissions from portfolio transactions executed on behalf of the Company.

      Net profits or net losses of the Company for each fiscal period will be allocated among and credited to or debited against the capital accounts of all Members (but not the Special Advisory Account) as of the last day of each fiscal period in accordance with Members' respective investment percentages for the fiscal period. The Adviser, in its capacity as the Special Advisory Member of the Company, will be entitled to receive an incentive allocation (the "Incentive Allocation"), charged to the capital account of each Member as of the last day of each allocation period, of 20% of the amount by which net profits, if any, exceed the positive balance in the Member's "loss recovery account." The Incentive Allocation will be credited to the Special Advisory Account of the Adviser. By the last business day of the month following the date on which an Incentive Allocation is made, the Adviser may withdraw up to 100% of the Incentive Allocation that was credited to the Special Advisory Account with respect to the allocation period. During the six months ended June 30, 2003, there were no Incentive Allocation to the Special Advisory Member.

      Each member of the Board of Managers ("Manager") who is not an "interested person" of the Company, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. One Manager is an "interested person" of the Company as defined by the Act. All Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

      PFPC Trust Company (the "Custodian") serves as custodian of the Company's assets.

      PFPC Inc. serves as Investor Services and Accounting Agent to the Company and in that capacity provides certain accounting, recordkeeping, tax and investor related services.

4.    SECURITIES TRANSACTIONS

      Aggregate  purchases  and  sales  of  investment   securities,   excluding
      short-term securities, for the six months ended June 30, 2003, amounted to $15,507,024 and $8,261,235 respectively.

      At June 30, 2003, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 2003, accumulated net unrealized appreciation on investments was $ 3,894,872 consisting of $ 4,320,982 gross unrealized appreciation and $426,110 gross unrealized depreciation.

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.

--------------------------------------------------------------------------------

4.    SECURITIES TRANSACTIONS (CONTINUED)

      Due from broker primarily represents proceeds from securities sold, not yet purchased.

5.    SHORT-TERM BORROWINGS

      The Company has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of June 30, 2003, the Company had no outstanding borrowings. For the six months ended June 30, 2003, the average daily amount of such borrowings was $ 1,263,292 and the daily average annualized interest rate was 1.90%.

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

      In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include options, and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and members' capital.

      The Company maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

      Securities sold, not yet purchased represents obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Company's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and members' capital.

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.

--------------------------------------------------------------------------------

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

      The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

      During the six months ended June 30, 2003, transactions in purchased options were as follows:

                                                        Put Options
                                                         NUMBER OF
                                                         CONTRACTS        Cost
         Beginning balance                                    --           --
         Options purchased                                 5,000        $330,000
         Options closed                                       --           --
         Options expired                                      --           --
                                                           -----        --------
         Options outstanding at June 30, 2003              5,000        $330,000
                                                           =====        ========

      When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security or index underlying the written option.

      Exercise of an option written by the Company could result in the Company selling or buying a security at a price different from the current market value.

      There were no transactions in written options for the six months ended June 30, 2003.

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.

--------------------------------------------------------------------------------

7.    FINANCIAL HIGHLIGHTS

      The following represents the ratios to average net assets and other supplemental information for each period indicated:

                                                                                                                 SEPTEMBER 1, 2000
                                                                SIX MONTHS        YEAR            YEAR           (COMMENCEMENT OF
                                                                   ENDED          ENDED           ENDED             OPERATIONS)
                                                               JUNE 30, 2003    DECEMBER 31,   DECEMBER 31,    TO DECEMBER 31, 2000
                                                                (UNAUDITED)        2002           2001         --------------------
                                                                -----------        ----           ----
         Net Assets, end of period (000)                          $14,602         $5,694         $10,685             $23,250
         Ratio of net investment loss to average net              (3.62%)*        (4.52%)        (3.40%)             (5.18%)*
             assets
         Ratio of expenses to average net assets                  3.91%*           4.85%          3.57%               5.80%*
         Portfolio turnover                                       60.75%          217.94%        147.61%             68.25%
         Total return**                                           33.50%         (35.00%)       (48.76%)            (51.12%)
         Average debt ratio                                       10.82%           1.69%          0.58%               2.11%

         *   Annualized.
         **  Total return assumes a purchase of an interest in the Company on the first day of the period and a sale of the interest on the last day of the period, before incentive allocation to the Special Advisory Member, if any. Total return for a period of less than a full year is not annualized.

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2003 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

8.    OTHER CAPITAL TRANSACTIONS

      Subsequent to December 31, 2002, the Company received initial and additional capital contributions from Members of $5,309,978. Of the contributions received, $168,000 was in cash and $5,141,978 was from securities contributed in-kind from investors exchanging their full pro rata interests from Balius Fund, L.L.C. into the Company.

      After the close of business on December 31, 2002, Balius Fund, L.L.C. ("Balius") transferred to the Company substantially all of Balius' assets (after setting aside assets to satisfy the liabilities of Balius, if any, including any amount necessary to fund the withdrawals of those Balius investors not becoming members of the Company) in exchange for interests in Stratigos having a net asset value equal to the December 31, 2002 value of the assets transferred (this transaction is hereinafter termed the "Exchange").

      The interests in Stratigos received in the Exchange were simultaneously distributed to each Balius investor participating in the Exchange in proportion to its capital account in Balius as of December 31, 2002. Balius investors who elected to participate in the Exchange became members of Stratigos effective January 1, 2003. An order was obtained from the SEC in December 2002 permitting the Exchange.

      Subsequent to June 30, 2003, the Company received initial and additional capital contributions from Members of $50,000.

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
---------------------------------------------------------------------------------------

                                                                          JUNE 30, 2003
 SHARES                                                                   MARKET VALUE

          COMMON STOCK - 113.45%
            APPLICATIONS SOFTWARE - 9.81%
 13,000       Mercury Interactive Corp.*                      (a)         $    503,880
 36,188       Microsoft Corp.                                 (a)              927,860
                                                                          ------------
                                                                             1,431,740
                                                                          ------------
            COMPUTERS - 5.84%
 26,786       Dell Computer Corp.*                            (a)              852,866
                                                                          ------------
            COMPUTERS - PERIPHERAL EQUIPMENT - 2.42%
  5,000       Lexmark International, Inc.*                                     353,850
                                                                          ------------
            CONSULTING SERVICES - 4.52%
 20,000       Accenture Ltd., Class A*                                         361,800
 30,882       BearingPoint, Inc.*                                              298,011
                                                                          ------------
                                                                               659,811
                                                                          ------------
            DATA PROCESSING / MANAGEMENT - 6.83%
 50,000       Legato Systems, Inc.*                                            421,000
 20,000       VERITAS Software Corp.*                                          576,400
                                                                          ------------
                                                                               997,400
                                                                          ------------
            E-COMMERCE / PRODUCTS - 4.23%
 17,000       Amazon.com, Inc.*                                                617,440
                                                                          ------------
            E-COMMERCE / SERVICES - 11.47%
 29,376       InterActiveCorp*                                               1,155,358
 15,000       Monster Worldwide, Inc.*                                         295,950
 10,000       Priceline.com, Inc.*                                             223,200
                                                                          ------------
                                                                             1,674,508
                                                                          ------------
            ELECTRONIC COMPONENTS - MISCELLANEOUS - 1.98%
 21,950       Vishay Intertechnology, Inc.*                                    289,740
                                                                          ------------
            ELECTRONIC COMPONENTS - SEMICONDUCTORS - 6.85%
 26,442       Altera Corp.*                                                    434,442
 22,360       Xilinx, Inc.*                                   (a)              565,708
                                                                          ------------
                                                                             1,000,150
                                                                          ------------
            ENTERPRISE SOFTWARE / SERVICES - 8.45%
 42,203       SAP AG - Sponsored ADR                          (a)            1,233,172
                                                                          ------------

The accompanying notes are an integral part of these financial statements

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
---------------------------------------------------------------------------------------

                                                                          JUNE 30, 2003
 SHARES                                                                   MARKET VALUE

            COMMON STOCK (CONTINUED)

            INTERNET CONTENT - INFORMATION / NETWORK - 2.78%
 20,000       SINA.com Corp.*                                             $    406,600
                                                                          ------------
            NETWORKING PRODUCTS - 4.27%
 50,000       Juniper Networks, Inc.*                                          623,500
                                                                          ------------
            SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 23.75%
 28,962       Analog Devices, Inc.*                           (a)            1,008,456
 20,000       Integrated Circuit Systems, Inc.*                                628,200
 27,554       Linear Technology Corp.                         (a)              892,199
 20,000       Marvell Technology Group Ltd.*                  (a)              687,000
 25,000       Taiwan Semiconductor Manufacturing Company Ltd. -
              Sponsored ADR*                                                   252,000
                                                                          ------------
                                                                             3,467,855
                                                                          ------------
            SEMICONDUCTOR EQUIPMENT - 10.14%
    998       FormFactor, Inc.*                                                 17,665
  9,459       KLA-Tencor Corp.*                                                439,465
 30,000       Lam Research Corp.*                                              546,300
 13,010       Novellus Systems, Inc.*                                          476,817
                                                                          ------------
                                                                             1,480,247
                                                                          ------------
            TELECOMMUNICATIONS EQUIPMENT - 2.10%
113,514       Nortel Networks Corp.*                                           306,488
                                                                          ------------
            WEB PORTALS / ISP - 8.01%
 20,000       Sohu.com, Inc.*                                                  680,000
 15,000       Yahoo!, Inc.*                                                    490,500
                                                                          ------------
                                                                             1,170,500
                                                                          ------------
            TOTAL COMMON STOCK (COST $12,997,087)                           $16,565,86
                                                                          ============

The accompanying notes are an integral part of these financial statements

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONCLUDED)
---------------------------------------------------------------------------------------

                                                                          JUNE 30, 2003
CONTRACTS                                                                 MARKET VALUE

          PUT OPTIONS - 1.37%
            REGISTERED INVESTMENT COMPANY - 1.37%
  5,000       Nasdaq - 100 Index Tracking Stock, 09/20/03, $26.00         $   200,000
                                                                          -----------
              TOTAL PUT OPTIONS (COST $330,000)                              $200,000
                                                                          -----------

            TOTAL INVESTMENTS (COST $13,327,087) - 114.82%                $16,765,867
                                                                          -----------

            OTHER ASSETS, LESS LIABILITIES - (14.82%)**                   (2,163,752)
                                                                          -----------

            NET ASSETS - 100.00%                                          $14,602,115
                                                                          ===========

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

*   Non-income producing security.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED)
---------------------------------------------------------------------------------------

                                                                          JUNE 30, 2003
SHARES                                                                    MARKET VALUE

            SECURITIES SOLD, NOT YET PURCHASED - (9.27%)
            COMMERCIAL SERVICES - FINANCE - (2.99%)
 14,872       Paychex, Inc.                                               $  (437,088)
                                                                          ------------
            ELECTRONIC COMPONENTS - SEMICONDUCTORS - (0.67%)
  6,000       Cree, Inc.                                                      (97,500)
                                                                          ------------
            ENTERPRISE SOFTWARE / SERVICES - (2.17%)
 14,190       Computer Associates International, Inc.                        (316,153)
                                                                          ------------
            PHOTO EQUIPMENT & SUPPLIES - (1.24%)
  6,622       Eastman Kodak Co.                                              (181,112)
                                                                          ------------
            TELECOMMUNICATION SERVICES - (0.55%)
 13,102       Time Warner Telecom, Inc., Class A                              (80,446)
                                                                          ------------
            TELEPHONE - INTEGRATED - (1.65%)
  9,459       SBC Communications, Inc.                                       (241,677)
                                                                          ------------
              TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS          $(1,353,976)
              $1,810,069)                                                 ============


The accompanying notes are an integral part of these financial statements

ADVANTAGE ADVISERS STRATIGOS FUND, L.L.C.

RESULTS OF SPECIAL MEETING OF MEMBERS (UNAUDITED)
--------------------------------------------------------------------------------

The Company held a Special Meeting of the Members on April 25, 2003. At this meeting, Members voted to approve a new Advisory Agreement between the Company and the Adviser. The Members also elected each of the nominees proposed for election to the Fund's Board of Managers. The following provides information concerning the matters voted on at the meeting:

I.   PROPOSAL TO APPROVE THE NEW ADVISORY AGREEMENT BETWEEN THE FUND AND THE
     ADVISER

             VOTES FOR    VOTES AGAINST    VOTES      NON-VOTING     INTERESTS
                                          WITHHELD    INTERESTS        RECORD
             $5,255,114     $283,869         $0       $5,686,749    $10,970,249


II.  ELECTION OF MANAGERS OF THE COMPANY

                                             VOTES       VOTES       NON-VOTING     INTERESTS OF
           NOMINEE            VOTES FOR     AGAINST     WITHHELD     INTERESTS         RECORD
     Jesse H. Ausubel        $5,227,730        $0       $311,253     $5,431,266     $10,970,249
     Charles F. Barber*      $5,227,730        $0       $311,253     $5,431,266     $10,970,249
     Paul Belica             $5,227,730        $0       $311,253     $5,431,266     $10,970,249
     James E. Buck           $5,251,926        $0       $287,057     $5,431,266     $10,970,249
     Luis Rubio              $5,251,926        $0       $287,057     $5,431,266     $10,970,249
     Janet L. Schinderman    $5,251,926        $0       $287,057     $5,431,266     $10,970,249
     Howard M. Singer        $5,251,926        $0       $287,057     $5,431,266     $10,970,249

*Resigned as Manager of Company effective June 30, 2003.

                                      -16-

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)          Advantage Advisers Stratigos Fund, LLC
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Howard Singer
                         -------------------------------------------------------
                           Howard Singer
                           (principal executive officer)

Date                       AUGUST 14, 2003
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Howard Singer
                         -------------------------------------------------------
                           Howard Singer
                           (principal executive officer)

Date                       AUGUST 14, 2003
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Alan Kaye
                         -------------------------------------------------------
                           Alan Kaye
                           (principal financial officer)

Date                       AUGUST 14, 2003
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.